Consolidated Statement of Operations - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Income Statement [Abstract]
Revenue
Operating expenses
Professional fees	559,053	912,804
Payroll and related expenses	258,467	157,500
Rent expense	22,088	197,415
Stock-based compensation	1,454,167	2,966,115
Other general and administrative expenses	329,902	487,689
Total operating expenses	2,623,677	4,721,523
Operating loss	(2,623,677)	(4,721,523)
Other income (expense)
Amortization of debt discount	(22,351)	(19,490)
Interest income		6,846
Interest expense	(428,936)	(403,165)
Total other income (expense), net	(451,287)	(415,809)
Net loss	$ (3,074,964)	$ (5,137,332)
Diluted net loss per common share	$ (0.23)	$ (0.42)
Basic net loss per common share	$ (0.23)	$ (0.42)
Diluted weighted average common shares outstanding	13,432,656	12,351,678
Basic weighted average common shares outstanding	13,432,656	12,351,678